Inventories, net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Inventory write-down	€ 192.4	€ 221.5	€ 218.2
Cost of Sales
Inventory [Line Items]
Inventory write-down			207.9
R&D Costs
Inventory [Line Items]
Inventory write-down			€ 10.3